SCHEDULE OF OTHER PAYABLES AND ACCRUALS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued production cost	$ 252,569	$ 309,956
Accrued salary	177,995	161,761
Accrued social security benefits	110,906	105,155
Accrued utilities	34,683	25,817
Accrued business tax and others	49,198	75,283
Total	$ 625,350	$ 677,972